Note 18 - Investment in Joint Venture (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 25, 2012	Mar. 25, 2011
Note 18 - Investment in Joint Venture (Details) [Line Items]
Investment in Joint Venture, Total Maximum Investment by Members						$ 175,000,000
Conversion Ratio, Company Market Value Multiplier					0.925
Revenue from Related Parties		240,000	240,000	240,000
Payments to Acquire Equity Method Investments	6,250,000
Equity Method Investment, increase in maximum investment		25,000,000
Income (Loss) from Equity Method Investments		(2,023,191)	(1,219,692)	(2,415)
Equity Method Investments		21,215,870	16,989,061
Euroseas Ltd (Member)
Note 18 - Investment in Joint Venture (Details) [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Maximum Investment						25,000,000
Equity Method Investment, Ownership Percentage, Maximum Percentage						14.286%
Elton Park and Rhone [Member]
Note 18 - Investment in Joint Venture (Details) [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Maximum Investment						$ 75,000,000
Equity Method Investment, Ownership Percentage, Maximum Percentage						42.857%